Finance Income and Costs - Details of Interest Expenses Included in Finance Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Interest expense on borrowings	₩ 116,397	₩ 104,991	₩ 10,796
Interest expense on debentures	225,309	224,765	222,195
Others	57,470	76,331	74,328
Interest expense	₩ 399,176	₩ 406,087	₩ 307,319